Fair Value Measurements	6 Months Ended
Sep. 30, 2017
Fair Value Measurements

3. Fair Value Measurements

The Company and its subsidiaries classify and prioritize inputs used in valuation techniques to measure fair value into the following three levels:

Level 1	—	Inputs of quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2	—	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Level 3	—	Unobservable inputs for the assets or liabilities.

The Company and its subsidiaries differentiate between those assets and liabilities required to be carried at fair value at every reporting period (“recurring”) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (“nonrecurring”). The Company and its subsidiaries mainly measure certain loans held for sale, trading securities, available-for-sale securities, certain investment funds, derivatives, certain reinsurance recoverables, and variable annuity and variable life insurance contracts at fair value on a recurring basis.

The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2017 and September 30, 2017:

March 31, 2017

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥19,232	¥0	¥19,232	¥0
Trading securities	569,074	37,500	531,574	0
Available-for-sale securities	1,165,417	93,995	946,906	124,516
Japanese and foreign government bond securities	345,612	2,748	342,864	0
Japanese prefectural and foreign municipal bond securities*2	168,822	0	168,822	0
Corporate debt securities*3	393,644	11,464	380,562	1,618
Specified bonds issued by SPEs in Japan	1,087	0	0	1,087
CMBS and RMBS in the Americas	98,501	0	40,643	57,858
Other asset- backed securities and debt securities	64,717	0	764	63,953
Equity securities*4	93,034	79,783	13,251	0
Other securities	27,801	0	0	27,801
Investment funds*5	27,801	0	0	27,801
Derivative assets	22,999	734	17,032	5,233
Interest rate swap agreements	304	0	304	0
Options held/written and other	5,804	0	571	5,233
Futures, foreign exchange contracts	12,346	734	11,612	0
Foreign currency swap agreements	4,545	0	4,545	0
Netting*6	(4,019)	0	0	0
Net derivative assets	18,980	0	0	0
Other assets	22,116	0	0	22,116
Reinsurance recoverables*7	22,116	0	0	22,116

Total	¥1,826,639	¥132,229	¥1,514,744	¥179,666

Liabilities:
Derivative liabilities	¥16,295	¥165	¥16,130	¥0
Interest rate swap agreements	4,567	0	4,567	0
Options held/written and other	1,071	0	1,071	0
Futures, foreign exchange contracts	8,821	165	8,656	0
Foreign currency swap agreements	1,677	0	1,677	0
Credit derivatives held	159	0	159	0
Netting*6	(4,019)	0	0	0
Net derivative Liabilities	12,276	0	0	0
Policy Liabilities and Policy Account Balances	605,520	0	0	605,520
Variable annuity and variable life insurance contracts*8	605,520	0	0	605,520

Total	¥621,815	¥165	¥16,130	¥605,520

September 30, 2017

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥14,735	¥0	¥14,735	¥0
Trading securities	487,839	40,177	447,662	0
Available-for-sale securities	1,062,105	75,834	854,481	131,790
Japanese and foreign government bond securities	280,085	4,897	275,188	0
Japanese prefectural and foreign municipal bond securities*2	160,391	0	160,391	0
Corporate debt securities*3	379,539	2,648	374,106	2,785
Specified bonds issued by SPEs in Japan	963	0	0	963
CMBS and RMBS in the Americas	82,456	0	32,876	49,580
Other asset- backed securities and debt securities	79,225	0	763	78,462
Equity securities*4	79,446	68,289	11,157	0
Other securities	35,651	0	0	35,651
Investment funds*5	35,651	0	0	35,651
Derivative assets	11,898	75	6,553	5,270
Interest rate swap agreements	224	0	224	0
Options held/written and other	6,743	0	1,473	5,270
Futures, foreign exchange contracts	1,194	75	1,119	0
Foreign currency swap agreements	3,737	0	3,737	0
Netting*6	(1,109)	0	0	0
Net derivative assets	10,789	0	0	0
Other assets	15,242	0	0	15,242
Reinsurance recoverables*7	15,242	0	0	15,242

Total	¥1,627,470	¥116,086	¥1,323,431	¥187,953

Liabilities:
Derivative liabilities	¥33,594	¥2,121	¥31,473	¥0
Interest rate swap agreements	4,551	0	4,551	0
Options held/written and other	1,833	0	1,833	0
Futures, foreign exchange contracts	26,060	2,121	23,939	0
Foreign currency swap agreements	1,020	0	1,020	0
Credit derivatives held	130	0	130	0
Netting*6	(1,109)	0	0	0
Net derivative Liabilities	32,485	0	0	0
Policy Liabilities and Policy Account Balances	517,019	0	0	517,019
Variable annuity and variable life insurance contracts*8	517,019	0	0	517,019

Total	¥550,613	¥2,121	¥31,473	¥517,019

*1

A certain subsidiary elected the fair value option on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in “Other (income) and expense, net” in the consolidated statements of income were a gain of ¥681 million and a loss of ¥577 million from the change in the fair value of the loans for the six months ended September 30, 2016 and 2017. Included in “Other (income) and expense, net” in the consolidated statements of income were gains of ¥783 million and ¥5 million from the change in the fair value of the loans for the three months ended September 30, 2016 and 2017. No gains or losses were recognized in earnings during the six months ended September 30, 2016 and 2017 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2017, were ¥18,362 million and ¥19,232 million, respectively, and the amount of aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥870 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2017, were ¥14,199 million and ¥14,735 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥536 million. As of March 31, 2017 and September 30, 2017, there were no loans that are 90 days or more past due, in non-accrual status, or both.

*2

A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥13 million and a gain of ¥3 million from the change in the fair value of those investments for the six months ended September 30, 2016 and 2017. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥7 million and a gain of ¥12 million from the change in the fair value of those investments for the three months ended September 30, 2016 and 2017. The amounts of aggregate fair value elected the fair value option were ¥1,015 million and ¥2,021 million as of March 31, 2017 and September 30, 2017, respectively.

*3

A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥63 million and ¥24 million from the change in the fair value of those investments for the six and three months ended September 30, 2017. The amounts of aggregate fair value elected the fair value option were ¥1,026 million and ¥2,648 million as of March 31, 2017 and September 30, 2017, respectively.

*4

A certain subsidiary elected the fair value option for certain investments in equity securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥345 million and ¥881 million from the change in the fair value of those investments for the six months ended September 30, 2016 and 2017. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥448 million and ¥574 million from the change in the fair value of those investments for the three months ended September 30, 2016 and 2017. The amounts of aggregate fair value elected the fair value option were ¥15,400 million and ¥22,442 million as of March 31, 2017 and September 30, 2017, respectively.

*5

Certain subsidiaries elected the fair value option for certain investments in investment funds included in other securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥615 million and ¥665 million from the change in the fair value of those investments for the six months ended September 30, 2016 and 2017. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥289 million and ¥342 million from the change in the fair value of those investments for the three months ended September 30, 2016 and 2017. The amounts of aggregate fair value were ¥7,453 million and ¥6,920 million as of March 31, 2017 and September 30, 2017, respectively.

*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7

Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥22,116 million and ¥15,242 million as of March 31, 2017 and September 30, 2017, respectively. For the effect of changes in the fair value of those reinsurance recoverables on earnings during the six and three months ended September 30, 2016 and 2017, see Note 15 “Life Insurance Operations.”

*8

Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥605,520 million and ¥517,019 million as of March 31, 2017 and September 30, 2017, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six and three months ended September 30, 2016 and 2017, see Note 15 “Life Insurance Operations.”

Changes in economic conditions or valuation methodologies may require the transfer of assets and liabilities from one fair value level to another. In such instances, the Company and its subsidiaries recognize the transfer at the beginning of the quarter during which the transfers occur. The Company and its subsidiaries evaluate the significance of transfers between levels based upon size of the transfer relative to total assets, total liabilities or total earnings. For the six months ended September 30, 2016 and 2017, there were no transfers between Level 1 and Level 2.

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2016 and 2017:

Six months ended September 30, 2016

	Millions of yen
	Balance at April 1, 2016	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net) *5	Balance at September 30, 2016	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2016 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale securities	¥99,522	¥223	¥(3,320)	¥(3,097)	¥21,082	¥(1,666)	¥(10,154)	¥0	¥105,687	¥59
Corporate debt securities	5	0	2	2	1,500	0	0	0	1,507	0
Specified bonds issued by SPEs in Japan	3,461	1	(18)	(17)	0	(1,200)	(983)	0	1,261	1
CMBS and RMBS in the Americas	38,493	178	(3,990)	(3,812)	16,913	(466)	(2,340)	0	48,788	14
Other asset- backed securities and debt securities	57,563	44	686	730	2,669	0	(6,831)	0	54,131	44
Other securities	17,751	851	(1,876)	(1,025)	288	(1,693)	0	0	15,321	839
Investment funds	17,751	851	(1,876)	(1,025)	288	(1,693)	0	0	15,321	839
Derivative assets and liabilities (net)	8,208	133	0	133	2,493	0	(961)	0	9,873	133
Options held/written and other	8,208	133	0	133	2,493	0	(961)	0	9,873	133
Other asset	37,855	(4,270)	0	(4,270)	4,453	0	(484)	0	37,554	(4,271)
Reinsurance recoverables *6	37,855	(4,270)	0	(4,270)	4,453	0	(484)	0	37,554	(4,271)
Policy Liabilities and Policy Account Balances	795,001	16,545	0	16,545	0	0	(63,022)	0	715,434	16,545
Variable annuity and variable life insurance contracts *7	795,001	16,545	0	16,545	0	0	(63,022)	0	715,434	16,545

Six months ended September 30, 2017

	Millions of yen
	Balance at April 1, 2017	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net) *5	Balance at September 30, 2017	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2017 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale securities	¥124,516	¥1,696	¥895	¥2,591	¥44,545	¥(25,114)	¥(14,748)	¥0	¥131,790	¥120
Corporate debt securities	1,618	0	5	5	1,400	0	(238)	0	2,785	0
Specified bonds issued by SPEs in Japan	1,087	5	(2)	3	0	0	(127)	0	963	5
CMBS and RMBS in the Americas	57,858	1,630	(213)	1,417	2,023	(3,468)	(8,250)	0	49,580	60
Other asset- backed securities and debt securities	63,953	61	1,105	1,166	41,122	(21,646)	(6,133)	0	78,462	55
Other securities	27,801	1,881	368	2,249	13,796	(8,195)	0	0	35,651	1,881
Investment funds	27,801	1,881	368	2,249	13,796	(8,195)	0	0	35,651	1,881
Derivative assets and liabilities (net)	5,233	(1,920)	0	(1,920)	3,372	0	(1,415)	0	5,270	(1,920)
Options held/written and other	5,233	(1,920)	0	(1,920)	3,372	0	(1,415)	0	5,270	(1,920)
Other asset	22,116	(8,908)	0	(8,908)	3,016	0	(982)	0	15,242	(8,908)
Reinsurance recoverables *6	22,116	(8,908)	0	(8,908)	3,016	0	(982)	0	15,242	(8,908)
Policy Liabilities and Policy Account Balances	605,520	(15,898)	0	(15,898)	0	0	(104,399)	0	517,019	(15,898)
Variable annuity and variable life insurance contracts *7	605,520	(15,898)	0	(15,898)	0	0	(104,399)	0	517,019	(15,898)

*1

Principally, gains and losses from available-for-sale securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; other securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net,” respectively. Additionally, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.

*2

Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments.” Additionally, unrealized gains and losses from other securities are included mainly in “Net change of foreign currency translation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4

Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.
*6

“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*7

“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

There were no transfers in or out of Level 3 in the six months ended September 30, 2016 and 2017.

Changes in economic conditions or valuation methodologies may require the transfer of assets and liabilities from one fair value level to another. In such instances, the Company and its subsidiaries recognize the transfer at the beginning of the quarter during which the transfers occur. The Company and its subsidiaries evaluate the significance of transfers between levels based upon size of the transfer relative to total assets, total liabilities or total earnings. For the three months ended September 30, 2016 and 2017, there were no transfers between Level 1 and Level 2.

The following table presents the reconciliation for financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended September 30, 2016 and 2017:

Three months ended September 30, 2016

	Millions of yen
	Balance at June 30, 2016	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net) *5	Balance at September 30, 2016	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2016 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale securities	¥96,760	¥36	¥2,518	¥2,554	¥11,700	¥0	¥(5,327)	¥0	¥105,687	¥43
Corporate debt securities	505	0	2	2	1,000	0	0	0	1,507	0
Specified bonds issued by SPEs in Japan	2,178	0	(11)	(11)	0	0	(906)	0	1,261	1
CMBS and RMBS in the Americas	41,537	19	(304)	(285)	9,523	0	(1,987)	0	48,788	18
Other asset- backed securities and debt securities	52,540	17	2,831	2,848	1,177	0	(2,434)	0	54,131	24
Other securities	16,296	523	(338)	185	209	(1,369)	0	0	15,321	511
Investment funds	16,296	523	(338)	185	209	(1,369)	0	0	15,321	511
Derivative assets and liabilities (net)	9,687	(458)	0	(458)	848	0	(204)	0	9,873	(458)
Options held/written and other	9,687	(458)	0	(458)	848	0	(204)	0	9,873	(458)
Other asset	45,217	(9,633)	0	(9,633)	2,135	0	(165)	0	37,554	(9,634)
Reinsurance recoverables *6	45,217	(9,633)	0	(9,633)	2,135	0	(165)	0	37,554	(9,634)
Policy Liabilities and Policy Account Balances	750,915	1,908	0	1,908	0	0	(33,573)	0	715,434	1,908
Variable annuity and variable life insurance contracts *7	750,915	1,908	0	1,908	0	0	(33,573)	0	715,434	1,908

Three months ended September 30, 2017

	Millions of yen
	Balance at June 30, 2017	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net) *5	Balance at September 30, 2017	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2017 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale securities	¥117,169	¥1,668	¥(133)	¥1,535	¥37,399	¥(16,347)	¥(7,966)	¥0	¥131,790	¥124
Corporate debt securities	2,069	0	4	4	900	0	(188)	0	2,785	0
Specified bonds issued by SPEs in Japan	1,016	5	(1)	4	0	0	(57)	0	963	5
CMBS and RMBS in the Americas	56,456	1,630	(888)	742	615	(2,121)	(6,112)	0	49,580	60
Other asset- backed securities and debt securities	57,628	33	752	785	35,884	(14,226)	(1,609)	0	78,462	59
Other securities	26,457	1,886	(21)	1,865	12,423	(5,094)	0	0	35,651	1,886
Investment funds	26,457	1,886	(21)	1,865	12,423	(5,094)	0	0	35,651	1,886
Derivative assets and liabilities (net)	3,961	(790)	0	(790)	2,108	0	(9)	0	5,270	(790)
Options held/written and other	3,961	(790)	0	(790)	2,108	0	(9)	0	5,270	(790)
Other asset	18,070	(3,802)	0	(3,802)	1,405	0	(431)	0	15,242	(3,802)
Reinsurance recoverables *6	18,070	(3,802)	0	(3,802)	1,405	0	(431)	0	15,242	(3,802)
Policy Liabilities and Policy Account Balances	557,914	(7,060)	0	(7,060)	0	0	(47,955)	0	517,019	(7,060)
Variable annuity and variable life insurance contracts *7	557,914	(7,060)	0	(7,060)	0	0	(47,955)	0	517,019	(7,060)

*1

Principally, gains and losses from available-for-sale securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; other securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net,” respectively. Additionally, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.

*2

Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments.” Additionally, unrealized gains and losses from other securities are included mainly in “Net change of foreign currency translation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4

Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.
*6

“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*7

“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

There were no transfers in or out of Level 3 in the three months ended September 30, 2016 and 2017.

The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis as of March 31, 2017 and September 30, 2017. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

March 31, 2017

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥12,472	¥0	¥0	¥12,472
Investment in operating leases and property under facility operations	22,525	0	0	22,525
Certain investment in affiliates	15,726	0	0	15,726

	¥50,723	¥0	¥0	¥50,723

September 30, 2017
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥6,748	¥0	¥0	¥6,748
Investment in operating leases and property under facility operations	1,657	0	0	1,657

	¥8,405	¥0	¥0	¥8,405

The following is a description of the valuation process and the main valuation methodologies used for assets and liabilities measured at fair value.

Valuation process

The Company and its subsidiaries determine fair value of Level 3 assets and liabilities by using valuation techniques, such as internally developed models, or using third-party pricing information. Internally developed models include the discounted cash flow methodologies and direct capitalization methodologies. To measure the fair value of the assets and liabilities, the Company and its subsidiaries select the valuation technique which best reflects the nature, characteristics and risks of each asset and liability. The appropriateness of valuation methods and unobservable inputs is verified when measuring fair values of the assets and liabilities by using internally developed models. The Company and its subsidiaries also use third-party pricing information to measure the fair value of certain assets and liabilities. In that case, the Company and its subsidiaries verify the appropriateness of the prices by monitoring available information about the assets and liabilities, such as current conditions of the assets or liabilities, as well as surrounding market information. When these prices are determined to be able to reflect the nature, characteristics and risks of assets and liabilities reasonably, the Company and its subsidiaries use these prices as fair value of the assets and liabilities.

Loans held for sale

Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held-for-sale. The loans held for sale in the Americas are classified as Level 2, because the Company and its subsidiaries measure their fair value based on a market approach using inputs other than quoted prices that are observable for the assets such as treasury rate, swap rate and market spread.

Real estate collateral-dependent loans

The valuation allowance for large balance non-homogeneous loans is individually evaluated based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. According to ASC 820 (“Fair Value Measurement”), measurement for impaired loans determined using a present value technique is not considered a fair value measurement. However, measurement for impaired loans determined using the loan’s observable market price or the fair value of the collateral securing the collateral-dependent loans are fair value measurements and are subject to the disclosure requirements for nonrecurring fair value measurements.

The Company and its subsidiaries determine the fair value of the real estate collateral of real estate collateral-dependent loans using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries generally obtain a new appraisal once a fiscal year. In addition, the Company and its subsidiaries periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions, which may materially affect the fair value of the collateral. Real estate collateral-dependent loans whose fair values are estimated using appraisals of the underlying collateral based on these valuation techniques are classified as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates and cap rates as well as future cash flows estimated to be generated from real estate collateral. An increase (decrease) in the discount rate or cap rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of real estate collateral-dependent loans.

Investment in operating leases and property under facility operations and land and buildings undeveloped or under construction

Investment in operating leases measured at fair value is mostly real estate. The Company and its subsidiaries determine the fair value of investment in operating leases and property under facility operations and land and buildings undeveloped or under construction using appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries classified the assets as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates as well as future cash flows estimated to be generated from the assets or projects. An increase (decrease) in the discount rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of investment in operating leases and property under facility operations and land and buildings undeveloped or under construction.

Trading securities, Available-for-sale securities and Investment in affiliates

If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies and broker quotes. Such securities are classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market. If fair value is based on broker quotes, the Company and its subsidiaries check the validity of received prices based on comparison to prices of other similar assets and market data such as relevant bench mark indices.

The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities as Level 2 if the inputs such as trading price and/or bid price are observable. The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities as Level 3 if the company and subsidiaries evaluate the fair value based on the unobservable inputs. In determining whether the inputs are observable or unobservable, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal market) and other factors. With respect to certain CMBS and RMBS in the Americas and other asset-backed securities, the Company and its subsidiaries judged that there has been increased overall trading activity, and the Company and its subsidiaries classified these securities as Level 2 for those securities that were measured at fair value based on the observable inputs such as trading price and/or bit price. But for those securities that lacked observable trades because they are older vintage or below investment grade securities, the Company and its subsidiaries limit the reliance on independent pricing service vendors and brokers. As a result, the Company and its subsidiaries established internally developed pricing models using valuation techniques such as discounted cash flow model using Level 3 inputs in order to estimate fair value of these securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. An increase (decrease) in the discount rate or default rate would result in a decrease (increase) in the fair value of CMBS and RMBS in the Americas and other asset-backed securities.

The Company and its subsidiaries classified the specified bonds as Level 3 because the Company and its subsidiaries measure their fair value using unobservable inputs. Since the specified bonds are not traded in an open market, no relevant observable market data is available. Accordingly the Company and its subsidiaries use the discounted cash flow methodologies that incorporates significant unobservable inputs to measure their fair value. When evaluating the specified bonds issued by SPEs in Japan, the Company and its subsidiaries estimate the fair value by discounting future cash flows using a discount rate based on market interest rates and a risk premium. The future cash flows for the specified bonds issued by the SPEs in Japan are estimated based on contractual principal and interest repayment schedules on each of the specified bonds issued by the SPEs in Japan. Since the discount rate is not observable for the specified bonds, the Company and its subsidiaries use an internally developed model to estimate a risk premium considering the value of the real estate collateral (which also involves unobservable inputs in many cases when using valuation techniques such as discounted cash flow methodologies) and the seniority of the bonds. Under the model, the Company and its subsidiaries consider the loan-to-value ratio and other relevant available information to reflect both the credit risk and the liquidity risk in our own estimate of the risk premium. Generally, the higher the loan-to-value ratio, the larger the risk premium the Company and its subsidiaries estimate under the model. The fair value of the specified bonds issued by SPEs in Japan rises when the fair value of the collateral real estate rises and the discount rate declines. The fair value of the specified bonds issued by SPEs in Japan declines when the fair value of the collateral real estate declines and the discount rate rises.

Investment funds

Certain subsidiaries elected the fair value option for investments in some funds. These investment funds for which the fair value option is elected are classified as Level 3, because the subsidiaries measure their fair value using discounting to net asset value based on inputs that are unobservable in the market. A certain subsidiary measures its investment held by the investment company which is owned by the subsidiary at fair value.

Derivatives

For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, classified as Level 1. For non-exchange traded derivatives, fair value is based on commonly used models and discounted cash flow methodologies. If the inputs used for these measurements including yield curves and volatilities, are observable, the Company and its subsidiaries classify it as Level 2. If the inputs are not observable, the Company and its subsidiaries classify it as Level 3. These unobservable inputs contain discount rates. An increase (decrease) in the discount rate would result in a decrease (increase) in the fair value of derivatives.

Reinsurance recoverables

Certain subsidiaries have elected the fair value option for certain reinsurance contracts related to variable annuity and variable life insurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts. These reinsurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiaries measure their fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.

Variable annuity and variable life insurance contracts

A certain subsidiary has elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match earnings recognized for changes in fair value of policy liabilities and policy account balances with the earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and changes in fair value of reinsurance contracts. The changes in fair value of the variable annuity and variable life insurance contracts are linked to the fair value of the investment in securities managed on behalf of variable annuity and variable life policyholders. These securities consist mainly of equity securities traded in the market and are categorized as trading securities. In addition, variable annuity and variable life insurance contracts are exposed to the minimum guarantee risk, and the subsidiary adjusts the fair value of the underlying investments by incorporating changes in fair value of the minimum guarantee risk in the evaluation of the fair value of the entire variable annuity and variable life insurance contracts. The variable annuity and variable life insurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiary measures the fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.

Information about Level 3 Fair Value Measurements

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2017 and September 30, 2017.

	March 31, 2017
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale securities
Corporate debt securities	¥1,613	Discounted cash flows	Discount rate	0.5% – 1.6%
				(1.1%)
	5	Appraisals/Broker quotes	—	—
Specified bonds issued by SPEs in Japan	1,087	Appraisals/Broker quotes	—	—

CMBS and RMBS in the Americas	57,858	Discounted cash flows	Discount rate	6.4% – 22.6%
				(18.0%)
			Probability of default	0.0% – 26.4%
				(3.6%)

Other asset-backed securities and debt securities	13,890	Discounted cash flows	Discount rate	1.0% – 51.2%
				(8.9%)
			Probability of default	0.6% – 11.0%
				(0.8%)
	50,063	Appraisals/Broker quotes	—	—

Other securities
Investment funds	11,202	Internal cash flows	Discount rate	0.0% – 40.0%
				(10.0%)
	894	Discounted cash flows	Discount rate	5.4% – 10.0%
				(8.6%)
	15,705	Appraisals/Broker quotes	—	—

Derivative assets
Options held/written and other	3,525	Discounted cash flows	Discount rate	10.0% – 15.0%
				(11.7%)
	1,708	Appraisals/Broker quotes	—	—

Other assets
Reinsurance recoverables	22,116	Discounted cash flows	Discount rate	(0.1)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.0%)
			Lapse rate	1.5% – 54.0%
				(14.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (99.2%)

Total	¥179,666

Liabilities:
Policy liabilities and Policy Account Balances
Valuable annuity and variable life insurance contracts	¥605,520	Discounted cash flows	Discount rate	(0.1)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.0%)
			Lapse rate	1.5% – 54.0%
				(14.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (82.7%)

Total	¥605,520

	September 30, 2017
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale securities
Corporate debt securities	¥2,785	Discounted cash flows	Discount rate	0.4% – 1.7%
				(0.9%)
Specified bonds issued by SPEs in Japan	963	Appraisals/Broker quotes	—	—

CMBS and RMBS in the Americas	49,580	Discounted cash flows	Discount rate	6.4% – 20.0%
				(17.7%)
			Probability of default	0.0% – 24.7%
				(2.6%)
Other asset-backed securities and debt securities	13,164	Discounted cash flows	Discount rate	1.0% – 51.2%
				(9.8%)
			Probability of default	0.5% – 11.0%
				(1.0%)
	65,298	Appraisals/Broker quotes	—	—
Other securities
Investment funds	16,761	Internal cash flows	Discount rate	0.0% – 40.0%
				(8.1%)
	11,276	Discounted cash flows	Discount rate	3.8% – 11.0%
				(10.3%)
	7,614	Appraisals/Broker quotes	—	—
Derivative assets
Options held/written and other	4,494	Discounted cash flows	Discount rate	1.0% – 15.0%
				(10.2%)
	776	Appraisals/Broker quotes	—	—
Other assets
Reinsurance recoverables	15,242	Discounted cash flows	Discount rate	(0.1)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.1%)
			Lapse rate	1.5% – 30.0%
				(17.1%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (99.0%)

Total	¥187,953

Liabilities:
Policy liabilities and Policy Account Balances
Valuable annuity and variable life insurance contracts	¥517,019	Discounted cash flows	Discount rate	(0.1)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.1%)
			Lapse rate	1.5% – 54.0%
				(16.6%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (80.1%)

Total	¥517,019

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis as of March 31, 2017 and September 30, 2017.

	March 31, 2017
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥12,472	Discounted cash flows	Discount rate	10.0% – 10.7%
				(10.5%)
		Direct capitalization	Capitalization rate	10.3% – 11.2%
				(10.9%)
Investment in operating leases and property under facility operations	204	Direct capitalization	Capitalization rate	8.5% – 10.0%
				(8.7%)
	1,381	Discounted cash flows	Discount rate	6.8% – 10.2%
				(9.0%)
	20,940	Appraisals	—	—
Certain investment in affiliates	15,726	Market price method	—	—
		Business enterprise value multiples	—	—

	¥50,723

	September 30, 2017
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥6,748	Discounted cash flows	Discount rate	10.0% – 10.7%
				(10.5%)
		Direct capitalization	Capitalization rate	10.3% – 11.2%
				(10.9%)
Investment in operating leases and property under facility operations	1,657	Appraisals	—	—

	¥8,405

The Company and its subsidiaries generally use discounted cash flow methodologies or similar internally developed models to determine the fair value of Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding table. Accordingly, changes in these unobservable inputs may have a significant impact on the fair value.

Certain of these unobservable inputs will have a directionally consistent impact on the fair value of the asset or liability for a given change in that input. Alternatively, the fair value of the asset or liability may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular asset or liability. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.

For more analysis of the sensitivity of each input, see the description of the valuation process and the main valuation methodologies used for assets and liabilities measured at fair value.